RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

An officer of the Company is a partner of a public accounting firm providing nonaudit accounting services to the Company.  For the years ended December 31, 2011 and 2012 and for the nine months ended September 30, 2012 and 2013 the Company incurred fees of $52,000, $104,246, and $41,000 and $60,000, respectively, to the accounting firm for accounting and tax services.

The Company rented space from a Company that is owned by two officers of the Company up until February 17, 2013, the effective date of the lease for space in Great Neck, New York.  For the years ended December 31, 2011 and 2012 and for the nine months ended September 30, 2012 and 2013, rent paid was $10,500, $40,334, $40,154 and $0, respectively.

As a result of then existing cash shortages, from time to time during the years ended December 31, 2011 and 2012 and for the nine months ended September 30, 2013, certain officers/stockholders advanced from their personal funds amounts due by the Company for outstanding invoices and costs.  Such amounts which were repaid without interest aggregated approximately $0 in 2011 and $28,000 in 2012, and $0 in the nine months ended September 30, 2013, exclusive of normal travel and entertainment reimbursements.